PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 952
Balance at end of year	726
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,688
Additions during year	159
Deletions during year	0
Balance at end of year	4,847
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	207
Additions during year	37
Deletions during year	0
Balance at end of year	244
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	863
Additions during year	98
Deletions during year	0
Balance at end of year	961
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,590
Additions during year	16
Deletions during year	0
Balance at end of year	1,606
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,028
Additions during year	8
Deletions during year	0
Balance at end of year	2,036
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(3,736)
Additions during year	385
Deletions during year	0
Balance at end of year	(4,121)
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(124)
Additions during year	14
Deletions during year	0
Balance at end of year	(138)
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(678)
Additions during year	34
Deletions during year	0
Balance at end of year	(712)
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,509)
Additions during year	69
Deletions during year	0
Balance at end of year	(1,578)
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,425)
Additions during year	268
Deletions during year	0
Balance at end of year	(1,693)
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	952
Balance at end of year	726
Net Book Value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	83
Balance at end of year	106
Net Book Value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	185
Balance at end of year	249
Net Book Value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	81
Balance at end of year	28
Net Book Value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	603
Balance at end of year	$ 343